Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalent	$ 5,011,077	$ 2,217,191	$ 591,634
Accounts receivable, net	4,255,802	2,900,281	679,061
Inventory, net	6,652,527	7,215,981	3,373,033
Prepaid media spend, net of reserve		450,000	249,000
Prepaid expenses and other current assets	1,689,297	2,255,539	529,230
Total current assets	17,608,703	15,038,992	5,421,958
Property and equipment, net	8,015,522	6,825,895	6,845,132
Right of use asset, net	669,043	767,382
Goodwill	8,450,000	8,450,000	8,450,000
Intangible asset, net	4,483,191	4,604,359	4,962,834
Prepaid media spend, net of reserve and net of current portion		1,084,548	498,662
Other assets		4,192	58,545
TOTAL ASSETS	39,226,459	36,775,368	26,237,131
CURRENT LIABILITIES
Accounts payable	2,557,320	3,097,516	3,839,384
Accrued expenses	2,568,054	1,634,978	1,710,384
Current portion of lease liability	210,901	168,482
Line of credit		3,500,000	3,500,000
Current portion of long-term debt	122,023	3,447,056	22,649,995
Total current liabilities	5,458,298	11,848,032	31,699,763
Long-term debt, net of current portion	35,829	119,542	3,874,235
Lease liability, net of current portion	491,399	598,900
Financing obligation - related party operating lease	7,500,000	7,500,000
Deferred tax liability, net	67,223	67,223
Deferred stock compensation liability	504,810	71,197
Warrant liability	43,065	128,375
TOTAL LIABILITIES	14,100,624	20,333,269	35,573,998
STOCKHOLDERS’ EQUITY
Preferred stock - $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in-capital	132,902,242	100,551,257	42,783,367
Accumulated deficit	(107,779,232)	(84,111,171)	(52,121,249)
TOTAL STOCKHOLDERS’ EQUITY	25,125,835	16,442,099	(9,336,867)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	39,226,459	36,775,368	26,237,131
Common Class A [Member]
STOCKHOLDERS’ EQUITY
Common stock	1,675	863
Common Class V [Member]
STOCKHOLDERS’ EQUITY
Common stock	$ 1,150	$ 1,150	$ 1,015